PGIM Nasdaq-100 Buffer 12 ETF - January Investment Objectives and Goals - PGIM Nasdaq-100 Buffer 12 ETF - January	Jul. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM Nasdaq-100 Buffer 12 ETF – JANUARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ Trust℠, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ Trust℠, Series 1 losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2025 through December 31, 2025 is 17.08% (before fees and expenses).